Other accrued liabilities (10K) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities, Current [Abstract]
Accrued professional services		$ 8	$ 8
Rents		44	35
Management fees		280	180
Other		6	9
Total	$ 477	$ 338	$ 232